11. Water National Agency - ANA (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Water National Agency Ana Details Narrative Abstract
Water National Agency - ANA	R$ 49,136	R$ 70,487